Financial Instruments - Summary of Analysis of Group's Financial Liabilities into Relevant Maturity Groupings Based on Contractual Maturities (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt securities [Member]
Disclosure of Risks [line items]
Financial liabilities	₺ 13,306,495	₺ 7,311,688
Liquidity risk [member]
Disclosure of Risks [line items]
Financial liabilities	42,291,756	25,785,685
Financial liabilities contractual cash flows	(50,318,507)	(31,143,819)
Liquidity risk [member] | 6 months or less [member]
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(11,350,997)	(7,673,769)
Liquidity risk [member] | 6-12 months [member]
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(2,909,782)	(1,811,705)
Liquidity risk [member] | 1-2 years [member]
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(5,054,772)	(3,340,938)
Liquidity risk [member] | 2-5 years [member]
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(19,667,110)	(11,535,272)
Liquidity risk [member] | More than 5 years [member]
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(11,335,846)	(6,782,135)
Liquidity risk [member] | Secured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	512,879	295,804
Non derivative Financial Liabilities Undiscounted Cash Flows	(529,928)	(306,496)
Liquidity risk [member] | Secured bank loans [member] | 6 months or less [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(122,908)	(91,265)
Liquidity risk [member] | Secured bank loans [member] | 6-12 months [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(121,959)	(54,792)
Liquidity risk [member] | Secured bank loans [member] | 1-2 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(145,849)	(107,483)
Liquidity risk [member] | Secured bank loans [member] | 2-5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(139,212)	(52,956)
Liquidity risk [member] | Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	19,950,956	11,829,178
Non derivative Financial Liabilities Undiscounted Cash Flows	(21,636,278)	(12,828,540)
Liquidity risk [member] | Unsecured bank loans [member] | 6 months or less [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(5,169,649)	(3,040,325)
Liquidity risk [member] | Unsecured bank loans [member] | 6-12 months [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(1,850,068)	(1,136,973)
Liquidity risk [member] | Unsecured bank loans [member] | 1-2 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(3,428,360)	(2,197,659)
Liquidity risk [member] | Unsecured bank loans [member] | 2-5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(9,688,566)	(5,426,921)
Liquidity risk [member] | Unsecured bank loans [member] | More than 5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(1,499,635)	(1,026,662)
Liquidity risk [member] | Debt securities [Member]
Disclosure of Risks [line items]
Financial liabilities	13,408,433	7,362,554
Non derivative Financial Liabilities Undiscounted Cash Flows	(17,479,087)	(10,044,816)
Liquidity risk [member] | Debt securities [Member] | 6 months or less [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(489,609)	(264,517)
Liquidity risk [member] | Debt securities [Member] | 6-12 months [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(384,875)	(211,957)
Liquidity risk [member] | Debt securities [Member] | 1-2 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(769,750)	(423,914)
Liquidity risk [member] | Debt securities [Member] | 2-5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(8,590,541)	(4,941,992)
Liquidity risk [member] | Debt securities [Member] | More than 5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(7,244,312)	(4,202,436)
Liquidity risk [member] | Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	2,905,865	2,098,886
Non derivative Financial Liabilities Undiscounted Cash Flows	(4,593,322)	(3,210,148)
Liquidity risk [member] | Lease liabilities [member] | 6 months or less [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(693,003)	(480,282)
Liquidity risk [member] | Lease liabilities [member] | 6-12 months [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(569,289)	(360,908)
Liquidity risk [member] | Lease liabilities [member] | 1-2 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(725,070)	(540,721)
Liquidity risk [member] | Lease liabilities [member] | 2-5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(1,273,652)	(987,430)
Liquidity risk [member] | Lease liabilities [member] | More than 5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(1,332,308)	(840,807)
Liquidity risk [member] | Trade and other payables [member]
Disclosure of Risks [line items]
Financial liabilities	4,615,606	3,467,338
Non derivative Financial Liabilities Undiscounted Cash Flows	(4,812,238)	(3,611,158)
Liquidity risk [member] | Trade and other payables [member] | 6 months or less [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(4,808,900)	(3,609,779)
Liquidity risk [member] | Trade and other payables [member] | 6-12 months [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(3,338)	(430)
Liquidity risk [member] | Trade and other payables [member] | 1-2 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows		(949)
Liquidity risk [member] | Due to related parties [member]
Disclosure of Risks [line items]
Financial liabilities	65,156	40,355
Non derivative Financial Liabilities Undiscounted Cash Flows	(87,294)	(40,355)
Liquidity risk [member] | Due to related parties [member] | 6 months or less [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(87,294)	(40,355)
Liquidity risk [member] | Consideration payable in relation to acquisition of Belarusian Telecom and Boyut Enerji [member]
Disclosure of Risks [line items]
Financial liabilities	761,536	475,879
Non derivative Financial Liabilities Undiscounted Cash Flows	(1,339,566)	(734,050)
Liquidity risk [member] | Consideration payable in relation to acquisition of Belarusian Telecom and Boyut Enerji [member] | 1-2 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(6,665)
Liquidity risk [member] | Consideration payable in relation to acquisition of Belarusian Telecom and Boyut Enerji [member] | 2-5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(73,310)	(24,382)
Liquidity risk [member] | Consideration payable in relation to acquisition of Belarusian Telecom and Boyut Enerji [member] | More than 5 years [member]
Disclosure of Risks [line items]
Non derivative Financial Liabilities Undiscounted Cash Flows	(1,259,591)	(709,668)
Liquidity risk [member] | Currency and interest swap contracts [member]
Disclosure of Risks [line items]
Financial liabilities	71,325	119,111
Derivative Financial Liabilities Undiscounted Cash Flows	159,206	(265,863)
Liquidity risk [member] | Currency and interest swap contracts [member] | 6 months or less [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	20,366	(44,853)
Liquidity risk [member] | Currency and interest swap contracts [member] | 6-12 months [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	19,747	(46,645)
Liquidity risk [member] | Currency and interest swap contracts [member] | 1-2 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	20,922	(70,212)
Liquidity risk [member] | Currency and interest swap contracts [member] | 2-5 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	98,171	(101,591)
Liquidity risk [member] | Currency and interest swap contracts [member] | More than 5 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows		(2,562)
Liquidity risk [member] | Currency and interest swap contracts buy option [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	2,633,924	3,077,236
Liquidity risk [member] | Currency and interest swap contracts buy option [member] | 6 months or less [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	286,409	792,428
Liquidity risk [member] | Currency and interest swap contracts buy option [member] | 6-12 months [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	287,361	363,174
Liquidity risk [member] | Currency and interest swap contracts buy option [member] | 1-2 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	539,356	579,502
Liquidity risk [member] | Currency and interest swap contracts buy option [member] | 2-5 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	1,520,798	1,055,551
Liquidity risk [member] | Currency and interest swap contracts buy option [member] | More than 5 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows		286,581
Liquidity risk [member] | Currency and interest swap contracts sell option [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	(2,474,718)	(3,343,099)
Liquidity risk [member] | Currency and interest swap contracts sell option [member] | 6 months or less [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	(266,043)	(837,281)
Liquidity risk [member] | Currency and interest swap contracts sell option [member] | 6-12 months [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	(267,614)	(409,819)
Liquidity risk [member] | Currency and interest swap contracts sell option [member] | 1-2 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	(518,434)	(649,714)
Liquidity risk [member] | Currency and interest swap contracts sell option [member] | 2-5 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows	₺ (1,422,627)	(1,157,142)
Liquidity risk [member] | Currency and interest swap contracts sell option [member] | More than 5 years [member]
Disclosure of Risks [line items]
Derivative Financial Liabilities Undiscounted Cash Flows		₺ (289,143)